Property, Plant and Equipment - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 453,383	$ 399,932
Additions	117,896	128,230	$ 145,000
Ending balance	442,969	453,383	399,932
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	720,425	587,912	407,492
Additions	117,896	128,230	145,000
Disposals	7,923	9,484	2,387
Transfers from inventory		766	3,322
Reclassifications	0	0	0
Exchange differences on translation	(74,560)	13,001	34,485
Ending balance	755,838	720,425	587,912
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(267,042)	(187,980)	(112,601)
Additions	81,040	81,489	66,605
Disposals	(6,530)	(6,081)	(1,960)
Exchange differences on translation	(28,683)	3,654	10,734
Ending balance	(312,869)	(267,042)	(187,980)
Batteries
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	355,531	308,289
Ending balance	359,873	355,531	308,289
Batteries | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	492,968	397,452	278,973
Additions	90,086	88,689	95,168
Disposals	1,580	158	60
Transfers from inventory		0	0
Reclassifications	0	0	0
Exchange differences on translation	(51,361)	6,985	23,371
Ending balance	530,113	492,968	397,452
Batteries | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(137,437)	(89,163)	(47,342)
Additions	48,453	46,514	36,861
Disposals	(638)	(67)	(32)
Exchange differences on translation	(15,012)	1,827	4,992
Ending balance	(170,240)	(137,437)	(89,163)
Machinery equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	75,576	64,889
Ending balance	64,675	75,576	64,889
Machinery equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	134,426	108,106	66,818
Additions	15,074	27,856	36,022
Disposals	4,275	5,806	941
Transfers from inventory		0	0
Reclassifications	0	49	0
Exchange differences on translation	(13,684)	4,221	6,207
Ending balance	131,541	134,426	108,106
Machinery equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(58,850)	(43,217)	(27,563)
Additions	18,509	18,060	13,949
Disposals	(4,250)	(3,248)	(790)
Exchange differences on translation	(6,243)	821	2,495
Ending balance	(66,866)	(58,850)	(43,217)
Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,103	7,695
Ending balance	3,651	6,103	7,695
Transportation equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,819	10,838	7,013
Additions	850	457	330
Disposals	153	417	455
Transfers from inventory		766	3,322
Reclassifications	0	0	0
Exchange differences on translation	(1,224)	175	628
Ending balance	11,292	11,819	10,838
Transportation equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(5,716)	(3,143)	(1,365)
Additions	2,700	2,809	1,916
Disposals	(95)	(303)	(310)
Exchange differences on translation	(680)	67	172
Ending balance	(7,641)	(5,716)	(3,143)
Tooling equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,279	4,211
Ending balance	3,373	3,279	4,211
Tooling equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	40,176	35,630	27,475
Additions	4,871	4,781	6,020
Disposals	0	829	0
Transfers from inventory		0	0
Reclassifications	0	0	0
Exchange differences on translation	(4,113)	594	2,135
Ending balance	40,934	40,176	35,630
Tooling equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(36,897)	(31,419)	(21,979)
Additions	4,440	5,748	7,594
Disposals	0	(813)	0
Exchange differences on translation	(3,776)	543	1,846
Ending balance	(37,561)	(36,897)	(31,419)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	479	683
Ending balance	490	479	683
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,821	2,552	2,346
Additions	279	241	282
Disposals	59	166	244
Transfers from inventory		0	0
Reclassifications	41	2	9
Exchange differences on translation	(286)	192	159
Ending balance	2,796	2,821	2,552
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,342)	(1,869)	(1,511)
Additions	260	454	482
Disposals	(59)	(15)	(237)
Exchange differences on translation	(237)	34	113
Ending balance	(2,306)	(2,342)	(1,869)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12,341	13,488
Ending balance	8,701	12,341	13,488
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	38,141	32,657	23,574
Additions	25	4,208	142
Disposals	1,586	2,090	687
Transfers from inventory		0	0
Reclassifications	4,253	2,536	7,697
Exchange differences on translation	(3,877)	830	1,931
Ending balance	36,956	38,141	32,657
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(25,800)	(19,169)	(12,841)
Additions	6,678	7,904	5,803
Disposals	(1,488)	(1,635)	(591)
Exchange differences on translation	(2,735)	362	1,116
Ending balance	(28,255)	(25,800)	(19,169)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	74	677
Ending balance	2,206	74	677
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	74	677	1,293
Additions	6,711	1,998	7,036
Disposals	270	18	0
Transfers from inventory		0	0
Reclassifications	(4,294)	(2,587)	(7,706)
Exchange differences on translation	(15)	4	54
Ending balance	2,206	74	677
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Additions	0	0	0
Disposals	0	0	0
Exchange differences on translation	0	0	0
Ending balance	$ 0	$ 0	$ 0